SHARE REPURCHASE PROGRAM (Details) - ADS $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Jun. 30, 2018 USD ($)
Authorized amount | $			$ 20,000
Shares repurchased during the year (in ADS shares) | shares	2,000	2,000
Repurchase of shares cost	$ 37	¥ 254
Average price per share (in dollars per share) | $ / shares	$ 18.46